INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2018
INVENTORIES
Schedule of inventories

	2018	2017
Finished products	3,985,964	3,026,556
Work in progress	1,688,794	1,302,152
Raw materials	2,296,074	1,703,013
Storeroom supplies	784,517	298,100
Imports in transit	426,044	375,139
(-) Allowance for adjustments to net realizable value	(13,704)	(3,556)
	9,167,689	6,701,404

Schedule of the changes in the allowance for adjustment to net realizable value of inventories

Balance as of January 1, 2016	(101,121)
Provision for the year	(62,899)
Reversal of adjustments to net realizable value	94,391
Loss of control by selling of subsidiary	30,105
Exchange rate variation	10,711
Balance as of December 31, 2016	(28,813)
Provision for the year	(26,545)
Reversal of adjustments to net realizable value	46,740
Loss of control by joint venture creation	392
Assets held for sale	881
Exchange rate variation	3,789
Balance as of December 31, 2017	(3,556)
Provision for the year	(11,943)
Reversal of adjustments to net realizable value	3,715
Exchange rate variation	(871)
Assets held for sale	(1,049)
Balance as of December 31, 2018	(13,704)